Annual Total Returns- Vanguard Total International Stock Index Fund (ETF) [BarChart] - ETF - Vanguard Total International Stock Index Fund - ETF Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	18.22%	15.16%	(4.17%)	(4.28%)	4.72%	27.52%	(14.42%)	21.58%	11.32%